Cover	5 Months Ended
Jun. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002111430
Document Type	S-4
Entity Registrant Name	DTSQ Purchaser Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false